ACCOUNTING POLICIES (Q3) (Textuals) (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2016
Accounting Policies [Abstract]
Depreciation method for property and plant	straight-line basis
Term of notes receivable or quick start leases	60 months		60 months
Interest or penalties related to uncertain tax positions	$ 0			$ 0
Amortization of capitalized software development	3 years	3 years
Description rental JumpStart program for ePort devices	The Company offers extended payment terms to certain customers for equipment sales under its Quick Start Program	The Company offers its customers a rental program for its ePort devices, the JumpStart program (“JumpStart”). JumpStart terms are typically 36 months and are cancellable with thirty to sixty days’ written notice.
Term of non cancelable lease with agreement	5 years	5 years